Fair Value Measurements - Narrative (Detail) $ in Thousands	Mar. 29, 2019 USD ($)
Fair Value, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held-for-sale, fair value disclosure	$ 3,795